UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 03/31/2009

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9171 Towne Centre Drive
Suite 465
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-546-1777 ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______21________

Form 13F Information Table Value Total: __$185069_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

SPDR Gold Trust (GLD)          COM              78463V107    23466 259930.000 SH     Sole               259930.000
American Water Works Inc.(AWK) COM              030420103    22661 1177826.000 SH    Sole              1177826.000
Aqua America, Inc.(WTR)        COM              03836W103    21239 1061952.000 SH    Sole              1061952.000
Ishares Silver Trust (SLV)     COM		03836W103    20045 1567260.000 SH    Sole              1567260.000
ASA Limited (ASA)              COM              G3156P103    17944 335725.000 SH     Sole               335725.000
Mueller Industries Inc. (MLI)  COM		624756102    14699 677673.000 SH     Sole		677673.000
CIA Saneamento Basico ADR (SBS)COM              20441A102    13076 612444.000 SH     Sole		612444.000
Watts Water Technologies, Inc. COM              942749102    10612 542561.000 SH     Sole               542561.000
Heckmann Corp.(HEK)            COM              422680108     7804 1619127.000 SH    Sole              1619127.000
ITT Industries, Inc.(ITT)      COM              450911102     7795 202627.000 SH     Sole               202627.000
Connecticut Water Service, Inc COM              207797101     5531 272746.000 SH     Sole               272746.000
IShares COMEX Gold Trust(IAU)  COM              464285105     5387 59600.000 SH      Sole                59600.000
Mueller Water Products Inc-A ( COM              624758108     5210 1578652.000 SH    Sole              1578652.000
Southwest Water Co.(SWWC)      COM              845331107     5085 1182613.000 SH    Sole              1182613.000
Artesian Resources Corp.(ARTNA COM              043113208     2722 194136.000 SH     Sole               194136.000
Eastern American Natural Gas(N COM              276217106      411 16400.000 SH      Sole                16400.000
Templeton Global Income Fund   COM		880198106      330 44430.000 SH      Sole		 44430.000
Japan Smaller Capitalization   COM              47109U104      312 52220.000 SH      Sole                52220.000
Market Vectors Gold Miners (GD COM              57060U100      257 6980.000 SH       Sole                 6980.000
Powershares Global Water Fund  COM              73936T623      243 21980.000 SH      Sole                21980.000
Ishares Dow Jones US Pharmaceu COM		464288836      240 5700.000 SH       Sole                 5700.000